Off-balance-sheet commitments (Tables)	12 Months Ended
Dec. 31, 2022
Off-balance-sheet commitments
Schedule of commitments linked to financial debts

21.1 Commitments linked to financial debts

Commitments given

(Amounts in thousands of euros)			Residual
			amount as
		Nominal	of
Borrowing	Commitments given	amount	12/31/2022
BPI France conditional advance -“BIO101” project

The agreement provides for an annual repayment on March 31 of each year, effective on January 1, 2018, corresponding to 35.81% of the ex-tax proceeds from the sale or assignment of licenses, patents or know-how relating to all or part of the results of the aided project, received for the previous year and 35.81% of the ex-tax proceeds generated by the marketing or use by the beneficiary for its own purposes, of prototypes, pre-series or models produced as part of the aided project. These amounts shall be assigned as a priority and by offsetting them against the last payment to BPI France. The application of this mechanism will not lead the Company to pay more than the amount received.

		1,100	330
Atlas Tranche 3	The Tranche 3 of the Atlas 2021 agreement has been issued in two times: the drawdown notification issued on 10/20/22, provided for a payment of 50% by 10/28/22 and the remainder of 50% on 11/28/2022. Sub-tranche T3.1 was settled by ATLAS on 09/11/22. The second T3.2 sub-tranche could not be settled by ATLAS before the 2022 closing, as initially planned.	2,000	2,000
Kreos 2021

As required under the terms of the venture loan agreements signed with Kreos on September 10, 2018 (see Note 12.2.3) and on November 19, 2021 (see Note 12.2.3), the Company pledged a security interest in the Company’s assets for the benefit of Kreos. The Company also granted a security interest in the business as a going concern, including a portion of the Company’s patents, to Kreos.

		N/A	N/A

21.2 Commitments linked to the exploitation of industrial property

Agreements for the exploitation of
industrial property	Commitments given
SARCOB commercialization agreement - SATT Lutech Agreement dated January 1, 2016, as amended on April 2, 2019, on November 6, 2020 and on December 17, 2020

This agreement covers the S1 through S9 patent families. The contractual structure of the consideration payable by us is as follows: firstly, in the year after the first marketing of a product and in any event at the latest, from 2023 onwards, we will pay a guaranteed annual minimum amount of €40 thousand, which will be deducted from the amount of royalties effectively due annually to SATT Lutech. With regard to the direct exploitation, the agreement provides for an annual royalty for a figure based on the net sales of products, distinguishing between sales of nutraceutical and medicinal products. With regards to indirect exploitation, the agreement provides for annual double-digit royalties based on income received from licensees, distinguishing: (i) between the sales of nutraceutical products (double-digit royalties) and drug products (two or one-digit royalties) and (ii) the product development phase (Phase 1, 2 or 3) at the time of the conclusion of the licensing agreement. The royalty payments will end upon termination of the agreement.

MACULIA commercialization agreement - SATT Lutech Agreement dated January 1, 2016, as amended on December 17, 2020

This agreement covers the MI through MIV patent families. The contractual structure of the consideration payable by us is as follows: firstly, in the year following the first marketing of a nutraceutical product and in any event no later than in 2020, we will pay an annual guaranteed minimum amount of €15 thousand. In the same way, we will pay a guaranteed minimum amount of €50 thousand in the event of marketing of a drug product and in any event no later than from 2026. These amounts will be deducted from the amount of royalties effectively due annually to SATT Lutech. For direct exploitation, the agreement also provides for an annual royalty of a figure based on net sales of products, distinguishing between sales of nutraceutical and medicinal drugs. For indirect exploitation, it also provides for annual double-digit royalties based on income received from licensees, distinguishing (i) between the sales of nutraceuticals (double-digit royalties) and drug products (one or two-digit royalties) and (ii) the product development phase of these products (Phase 1, 2 or 3) at the time of conclusion of the licensing agreement. The royalty payments will end upon termination of the agreement.